INVESCO STOCK FUNDS, INC.
                              INVESCO DYNAMICS FUND
                               INVESCO GROWTH FUND
                          INVESCO GROWTH & INCOME FUND
                        INVESCO SMALL COMPANY GROWTH FUND
                           INVESCO S&P 500 INDEX FUND
                            INVESCO VALUE EQUITY FUND
                               (NOVEMBER 30, 2002)
                              INVESCO ENDEAVOR FUND
                               (NOVEMBER 30, 2002)
                           INVESCO MID-CAP GROWTH FUND
                               (NOVEMBER 30, 2002)

                       SUPPLEMENT TO PROSPECTUSES DATES OF
                       WHICH ARE INDICATED IN PARENTHESES


The section of each Prospectus entitled "How To Buy Shares - Choosing A Share Class" is amended to (i) delete the 1% reference on the Class K CDSC line and
(ii) substitute 0.70% in its place.

The date of this Supplement is December 5, 2002.